Income tax incurred and deferred:	12 Months Ended
Dec. 31, 2023
Income tax incurred and deferred:
Income tax incurred and deferred:

Note 13 - Income tax incurred and deferred:

The Company does not consolidate its results for tax purposes.

a.	Income Tax (IT)

Mexico:

In 2021, 2022 and 2023, the Company determined tax profits in its subsidiaries in the amounts of Ps.6,045,955, Ps.9,997,669 and Ps.11,620,031, respectively. In 2021, 2022 and 2023, the tax profits were partially offset with the amortization of tax losses in the amounts of Ps.192,040, Ps.127,046 and Ps.186,912, respectively. With the exception of Minatitlan Airport, which tax losses for the year 2022 and 2023 amount to Ps.35,818 and Ps.26,413, respectively.

The subsidiaries that at December 31, 2022 and 2023, have not assessed income tax due to the tax loss carryforwards, are Cozumel, Minatitlan and Tapachula (solely in 2022).

Taxable income differs from the book income due to temporary and permanent differences arising from the different bases for the recognition of the effects of inflation for tax purposes and from the permanent effects of items affecting only the book or tax results.

The ITL establishes the applicable income tax rate of 30% on taxable income.

The Company has performed the evaluation of the Preferential Tax Regimes and has determined at December 31, 2022 and 2023, it is not applicable because it does carry out a business activity, in the case of the investment in the airport of Puerto Rico, and that passive income does not represent more than 20% of its total income.

Aerostar:

In 2021 and 2022 and 2023 the Company determined tax profit Ps.88,577 and Ps.370,213, and Ps.261,532 respectively, which partially compensated by amortization of tax losses for Ps.79,720, Ps.333,191, and Ps.235,378 respectively. Aerostar maintains an agreement with the Department of the Treasury of Puerto Rico in which its operations are subject to income taxes of Puerto Rico of 10% under the provisions of Section 12 (a) of the Public Private Partnership Law (Law) enacted in June 2009.

Airplan:

The Company determined taxable income (liquid income) in accordance with the tax law of Colombia for the fiscal year, 2021, 2022 and 2023 of Ps.241,490, Ps.1,078,391 and Ps.1,157,423, respectively.

According to Article 188 of the Colombian Tax Code, for income tax purposes, it is assumed that the taxpayer’s net income is not less than 3.5% of his net worth, on the last day of the immediately preceding taxable year. The percentage of presumptive taxable income referred to in this article will be reduced to 0.5% in taxable year 2020; and reduced to 0%, as of taxable year 2021.

Tax Reform Law No. 1943, dated December 28, 2018, sets forth the following rates applicable to corporate taxable income: 32% for fiscal year 2020, and 31% for fiscal year 2021. The Tax Reform Law 2155 of September 14, 2021 article 7 determined that as of the year 2022 it will be 35% on the net taxable income. In December 2022, through tax reform, Law 2277 of 2022 was issued, in which it determined that as of fiscal year 2022 and subsequent years the ISR rate is 35%, on taxable net tax income.

The IT provision at December 31, 2021, 2022 and 2023 is as follows:

	December 31,
	2021		2022		2023
Mexico:
Current IT	Ps.	1,749,031	Ps.	2,961,187	Ps.	3,477,638
Deferred IT		(128,254)		(169,080)		11,131
IT provision Mexico	Ps.	1,620,777	Ps.	2,792,107	Ps.	3,488,769
Aerostar:
Current IT	Ps.	886	Ps.	3,703	Ps.	2,617
Deferred IT		37,979		38,160		34,441
IT provision Aerostar	Ps.	38,865	Ps.	41,863	Ps.	37,058
Airplan:
Current IT	Ps.	74,862	Ps.	377,437	Ps.	405,098
Deferred IT		(5,997)		227,402		13,218
IT provision Airplan	Ps.	68,865	Ps.	604,839	Ps.	418,316
Total IT provision	Ps.	1,728,507	Ps.	3,438,809	Ps.	3,944,143

The reconciliation between the statutory and effective IT rates is shown as follows:

	December 31,
	2021		2022		2023
Consolidated income before provision for IT	Ps.	8,126,035	Ps.	14,084,733	Ps.	14,620,087
Plus (less):
Net income before taxes of Airplan and Aerostar		(1,418,186)		(3,183,555)		(2,422,843)
Net income before taxes of subsidiaries in Mexico not subject to IT		(170,247)		(140,921)		(151,574)
Income before provisions for income taxes		6,537,602		10,760,257		12,045,670
Statutory IT rate		30%		30%		30%
IT that would result from applying the IT rate to book profit before income taxes		1,961,281		3,228,077		3,613,701
Non-deductible items and other permanent differences		7,853		14,133		229,972
Annual adjustment for tax inflation		(33,603)		(82,517)		(100,820)
Accounting disconnect inflation		(314,754)		(367,587)		(254,084)
Effect by difference in rate of IT Aerostar		38,865		41,863		37,058
Effect by difference in rate of IT Airplan		68,865		604,839		418,316
IT provision	Ps.	1,728,507	Ps.	3,438,809	Ps.	3,944,143
Effective IT rate		26%		32%		33%

The following are the principal temporary differences with respect to deferred tax:

	Year ended
	December 31,
	2022		2023
Deferred income tax asset:
Temporary liabilities	Ps.	72,439	Ps.	80,229
Fair value of long-term debt (Bank loan)		84,774		73,661
Allowance for doubtful accounts		60,775		68,653
		217,988		222,543
Deferred income tax payable:
Fixed and intangible assets (*)		(2,898,475)		(2,711,274)
Temporary assets		(291,829)		(409,127)
Amortization of expenses		(206)		—
		(3,190,510)		(3,120,401)
Deferred income tax liability - Net	Ps.	(2,972,522)	Ps.	(2,897,858)

(*)Includes Ps. 1,083,114 and Ps.1,198,574 from Aerostar from the periods 2022 and 2023, and Ps.701,966 and Ps.726,032 from Airplan in 2022 and 2023, respectively.

The net movements of the deferred tax asset and liability for the year are as follows:

	Impairment
	provision				Foreign
	of loan		Concession		Currency
	portfolio		Assets		Conversion		Others		Total
Balances as of January 1, 2022	Ps.	(57,962)	Ps.	3,078,500	Ps.	32,903	Ps.	(8,809)	Ps.	3,044,632
Conversion revaluation effect
Airplan and Aerostar						(117,978)		(50,614)		(168,592)
Consolidated income statement:
Airplan		(1,123)		9,298		2,648		216,579		227,402
Aerostar				38,982		(822)				38,160
México		(1,690)		(145,056)				(22,334)		(169,080)
		(2,813)		(96,776)		1,826		194,245		96,482
Balances as of December 31, 2022	Ps.	(60,775)	Ps.	2,981,724	Ps.	(83,249)	Ps.	134,822	Ps.	2,972,522
Conversion revaluation effect
Airplan and Aerostar						(176,132)		42,678		(133,454)
Consolidated income statement:
Airplan		(282)		(66,631)		(3,370)		83,501		13,218
Aerostar				35,947		(1,506)				34,441
México		(7,596)		24,491				(5,764)		11,131
		(7,878)		(6,193)		(4,876)		77,737		58,790
Balances as of December 31, 2023	Ps.	(68,653)	Ps.	2,975,531	Ps.	(264,257)	Ps.	255,237	Ps.	2,897,858

b.	Recoverable taxes.

At December 31, 2022 and 2023, the tax credits are as of Ps.181,619 and Ps.332,060, respectively.

Aerostar Tax loss Carry forwards:

Aerostar has cumulative tax loss carry forwards for which deferred tax has not been recognized because there is no certainty of its recovery in future years:

	USD
	thousand		Year of
Year of loss	Amount		expiration
2014		24,189	2024
2015		28,532	2025
2016		27,736	2026
2017		22,247	2027
2018		10,600	2028
2020		30,725	2030
Total	Ps.	144,029

Temporary differences not recognized

Temporary difference related to investments in subsidiaries for which no liabilities have been recognized for deferred income tax shown as follows:

	December 31,
	2022		2023
Undistributed utilities	Ps.	4,911,412	Ps.	4,334,287
Tax rate		30%		30%
Deferred income tax liabilities unrecognized with the previous temporary differences	Ps.	1,473,424	Ps.	1,300,286

This tax could be subject to the application of tax treaties existing in the countries of origin.